                        HOTCHKIS AND WILEY VARIABLE TRUST
                           EQUITY INCOME VIP PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000


        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Name Change of Portfolio and Trust. The Board of Trustees of Hotchkis and Wiley Variable Trust (the "Trust") has adopted the recommendation of Mercury Advisors to change the name of the Trust and the Portfolio of the Trust effective on or about October 5, 2000. The name of the Trust and Portfolio will change as follows:


CURRENT NAME                                           NEW NAME
------------                                           --------
Hotchkis and Wiley Variable Trust                      Mercury HW Variable Trust

    Hotchkis and Wiley Equity Income VIP Portfolio         Mercury HW Large Cap Value VIP Portfolio


July 13, 2000

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           INTERNATIONAL VIP PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000


        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Name Change of Portfolio and Trust. The Board of Trustees of Hotchkis and Wiley Variable Trust (the "Trust") has adopted the recommendation of Mercury Advisors to change the name of the Trust and the Portfolio of the Trust effective on or about October 5, 2000. The name of the Trust and Portfolio will change as follows:

CURRENT NAME                                           NEW NAME
------------                                           --------
Hotchkis and Wiley Variable Trust                      Mercury HW Variable Trust

    Hotchkis and Wiley International VIP Portfolio         Mercury HW International Value VIP Portfolio


July 13, 2000

                        HOTCHKIS AND WILEY VARIABLE TRUST
                         TOTAL RETURN BOND VIP PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000


        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Change in Portfolio Manager of the Total Return Bond VIP Portfolio. Effective July 1, 2000, Roger DeBard retired as portfolio manager of the Portfolio. John Queen and Michael Sanchez continue as portfolio managers.

        Name Change of Portfolio and Trust. The Board of Trustees of Hotchkis and Wiley Variable Trust (the "Trust") has adopted the recommendation of Mercury Advisors to change the name of the Trust and the Portfolio of the Trust effective on or about October 5, 2000. The name of the Trust and Portfolio will change as follows:

CURRENT NAME                                           NEW NAME
------------                                           --------
Hotchkis and Wiley Variable Trust                      Mercury HW Variable Trust

    Hotchkis and Wiley Total Return Bond VIP               Mercury Total Return Bond VIP Portfolio Portfolio


July 13, 2000

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           LOW DURATION VIP PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000


        Investment Adviser Name Change. Effective June 30, 2000, the investment adviser changed its name to Mercury Advisors. (Mercury Advisors is a trading name of Merrill Lynch Investment Managers, L.P., which is the new name of Merrill Lynch Asset Management, L.P., of which Hotchkis and Wiley was formerly a division.)

        Change in Portfolio Manager of the Low Duration VIP Portfolio. Effective July 1, 2000, Roger DeBard retired as portfolio manager of the Portfolio. John Queen and Michael Sanchez continue as portfolio managers.

        Name Change of Portfolio and Trust. The Board of Trustees of Hotchkis and Wiley Variable Trust (the "Trust") has adopted the recommendation of Mercury Advisors to change the name of the Trust and the Portfolio of the Trust effective on or about October 5, 2000. The name of the Trust and Portfolio will change as follows:

CURRENT NAME                                           NEW NAME
------------                                           --------
Hotchkis and Wiley Variable Trust                      Mercury HW Variable Trust
    Hotchkis and Wiley Low Duration VIP Portfolio          Mercury Low Duration VIP Portfolio


July 13, 2000